Commitments and Contingent Liabilities (Details 2) - NetNut's former shareholders [Member] $ in Thousands	Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
2020	$ 346
2021	174
2022	150
2023	121
Total undiscounted cash flows	$ 791